Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001899610
Registrant Name	CARLYLE ALPINVEST PRIVATE MARKETS FUND
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES